Goodwill, Software and Other Intangible Assets (Estimated Aggregate Amortization Expenses for Intangible Assets During the Next Five Years) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Goodwill, Software and Other Intangible Assets
2012	¥ 460,046
2013	356,458
2014	267,789
2015	190,419
2016	¥ 111,961